Offerings	May 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.700% Senior Notes due 2033 (March)
Amount Registered | shares	544,000,000
Maximum Aggregate Offering Price	$ 587,204,480
Fee Rate	0.01531%
Amount of Registration Fee	$ 89,901.01
Rule 457(f)	true
Offering Note
(1)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(f) under the Securities Act, based on the market value of the estimated maximum principal amount of 6.700% Senior Notes due 2033 (CUSIP No. 911684AD0) that may be canceled and exchanged, as established by the average of the bid and asked price of the securities as of May 13, 2025 of $107.94.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.250% Senior Notes due 2069 (June)
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 473,798,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 72,538.47
Rule 457(f)	true
Offering Note
(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(f) under the Securities Act, based on the market value of the estimated maximum principal amount of 6.250% Senior Notes due 2069 (CUSIP No. 911684702) that may be canceled and exchanged, as established by the average of the high and low prices of the securities as of May 13, 2025 of $23.69.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2070
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 435,944,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 66,743.03
Rule 457(f)	true
Offering Note
(3)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(f) under the Securities Act, based on the market value of the estimated maximum principal amount of 5.500% Senior Notes due 2070 (CUSIP No. 911684801) that may be canceled and exchanged, as established by the average of the high and low prices of the securities as of May 13, 2025 of $21.80.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2070
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 437,750,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 67,019.53
Rule 457(f)	true
Offering Note
(4)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(f) under the Securities Act, based on the market value of the estimated maximum principal amount of 5.500% Senior Notes due 2070 (CUSIP No. 911684884) that may be canceled and exchanged, as established by the average of the high and low prices of the securities as of May 13, 2025 of $21.89.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 6.700% Senior Notes due 2033
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(5)	Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 6.250% Senior Notes due 2069
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(5)	Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 5.500% Senior Notes due 2070 (March)
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(5)	Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 5.500% Senior Notes due 2070 (June)
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(5)	Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.